Basis of preparation	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Except for share data and per share amounts, the unaudited interim condensed consolidated financial statements are presented in thousands of euros. Amounts are rounded up or down the nearest whole number for the calculation of certain financial data and other information contained in these accounts. Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures.

Statement of compliance
These unaudited interim condensed consolidated financial statements as of June 30, 2026 and for the three- and six-month periods ended June 30, 2026 and 2025 have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the
International Accounting Standards Board ("IASB") and as adopted by the European Union (EU) and should be read in conjunction with the latest Group’s annual financial statements for the years ended December 31, 2023, 2024 and 2025, prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by IASB and as adopted by the EU.
They do not include all the information required for a complete set of financial statements prepared under IFRS. They do, however, include selected notes explaining significant events and transactions in order to understand the changes in the Group’s financial position and performance since the last annual financial statements.
The accounting policies used to prepare these unaudited interim condensed financial statements are identical to those applied by the
Group as of December 31, 2025, except for:
•the texts whose application is compulsory as from January 1, 2026;
•the specific provisions of IAS 34 used in the preparation of the unaudited interim condensed consolidated financial statements.
The Group applied the following amendments that are effective for annual reporting periods beginning on or after January 1, 2026:
•IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the Classification and
Measurement of Financial Instruments.
The amendments clarify the timing of recognition and derecognition of financial assets and financial liabilities and introduce a derecognition exception that permits an entity to derecognize a financial liability before settlement date when the financial liability is settled with cash, using an electronic payment system that meets specific criteria. Adopting the amendments resulted in a change in the Group's accounting policy only for the derecognition of financial liabilities settled with cash using qualifying electronic payment systems, for which the Group has elected to apply the exception.
The change in accounting policy did not have a material effect on the Group’s unaudited interim condensed consolidated financial statements for the periods presented.
The other additional disclosures introduced by the amendments in relation to (i) investments in equity instruments designated at fair value through other comprehensive income ("FVOCI") and (ii) financial instruments not measured at fair value through profit or loss ("FVTPL") with certain contingent features are not applicable to the Group.
•IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing Nature-dependent
Electricity.
The Group assessed that the application of these issued accounting pronouncements has no impact on the financial statements.
The standards and interpretations not yet mandatory as of June 30, 2026 are the following:
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027, as approved by the EU on February 16, 2026;
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, and the Amendments (issued on August 21, 2025) whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IFRS 20 Regulatory Assets and Regulatory Liabilities (issued on May 27, 2026) whose application is for annual reporting periods beginning on or after January 1, 2029 (not yet approved by the EU), and
•IAS 28 Investments in Associates and Joint Ventures: Amendments to the Fair Value Option, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU).
These texts have not been early adopted. The application of the standards and interpretations issued respectively by the IASB and the
IFRS IC that are not yet effective as of June 30, 2026 is not expected to have a material impact on the Group’s consolidated financial statements. IFRS 18, issued in April 2024 and effective from January 1, 2027, will modify the presentation of the Consolidated statements of income (loss) and the Consolidated statements of cash flows.
Preparation of the financial statements
The unaudited interim condensed consolidated financial statements of the Group were prepared on a historical cost basis, with the exception of certain asset and liability categories and in accordance with the provisions set out in IFRS such as employee benefits measured using the projected unit credit method, the Heights notes (classified under "Convertible loan notes") measured at fair value and derivative financial instruments measured at fair value and certain investments classified under "Cash and equivalents" measured at fair value.
Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the six-month period ended June 30, 2026, the Group had a net loss of
€165.9 million
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€2,002.1 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February
2023, €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS")
on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, €637.5 million of gross proceeds were from the offering of ordinary shares in the form of ADSs on the Nasdaq Global Market in July 2025 (the “2025 Offering”) and €807.4 million of gross proceeds were from the offering of ordinary shares in the form of ADSs on the Nasdaq Global Market in July 2026 (the “2026 Offering”), bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits (Crédit d’Impôt Recherche (“CIR”)) in an amount of €41.2 million, grants received from Banque Publique d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on (a) the Group’s existing cash and cash equivalents and other short-term investments of €402.4 million as of June 30, 2026 and (b) the net proceeds from the July 2026 Offering of €767.1 million, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements as they fall due for at least 12 months from the date these consolidated financial statements were authorized for issuance. This reflects continued investment in the extension of the Phase 3 clinical program for obefazimod in UC, the advancement of the Phase 2b ENHANCE-CD clinical trial in CD, with expected 12-week induction topline results in mid-2027, the planned submission of an NDA for obefazimod in UC in the fourth quarter of 2026, and the continued buildout of the U.S. commercial organization in preparation for a potential commercial launch of obefazimod in UC, if approved. The Group’s  forecasted cash flow requirements also include ongoing general and administrative expenses, working capital requirements and other operating activities necessary to support its business.
Based on the above, these financial statements have been prepared on a going concern basis.